Debt Securities in Issue (Tables)	12 Months Ended
Dec. 31, 2023
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

		Group
	2023	2022
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	744	739
– Euro 30bn Euro Medium Term Note Programme	5,619	6,435
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	6,130	7,083
- US SEC-registered Debt Programme - Santander UK plc	1,031	1,276
Medium-term notes	13,524	15,533
Euro 35bn Global Covered Bond Programme	15,000	15,205
US $20bn Commercial Paper Programmes	2,761	1,851
Certificates of deposit	1,530	2,874
Credit linked notes	194	60
Securitisation programmes	2,769	897
	35,778	36,420